Stockholders' Equity - Schedule of Shares of Common Stock Reserved for Future Issuance (Detail) - shares shares in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Total	30,478	80,539	66,514
Stock options
Class of Stock [Line Items]
Total	15,003	17,571	15,628
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Total	5,147	1,827	0
Restricted Stock Awards
Class of Stock [Line Items]
Total	736	0	1,127
Employee Stock
Class of Stock [Line Items]
Total	890	0	0
Common Stock
Class of Stock [Line Items]
Total	8,007	1,741	3,014
Redeemable convertible preferred stock
Class of Stock [Line Items]
Total	0	58,615	45,960
Common stock warrants
Class of Stock [Line Items]
Total	695	785	785